Investments (Tables)	6 Months Ended
Jun. 30, 2026
Investments
Schedule of investments

	At June 30,	At December 31,
	2026	2025
Equity investments at FVTOCI	$1,165.5	$1,105.3
Warrants	49.6	36.0
	$1,215.1	$1,141.3

Schedule of equity method investments

	Fair value at		Gain (loss) on		Impact of	Fair value at	Realized
	January 1,	Cost of	changes in	Proceeds of	foreign	June 30,	gain on
	2026	additions	fair value	disposition	exchange	2026	disposal
G Mining Ventures Corp. ("G Mining Ventures")	$539.6	$—	$2.3	$—	$(20.9)	$521.0	$—
Discovery Mining Ltd. ("Discovery")	323.0	—	4.1	—	(11.8)	315.3	—
Labrador Iron Ore Royalty Corporation ("LIORC")	138.0	—	(8.8)	—	(4.9)	124.3	—
Minerals 260	—	35.3	22.3	—	(1.6)	56.0	—
Other	104.7	44.9	44.7	(41.8)	(3.6)	148.9	13.5
	$1,105.3	$80.2	$64.6	$(41.8)	$(42.8)	$1,165.5	$13.5

	Fair value at		Gain on		Impact of	Fair value at	Realized
	January 1,	Cost of	changes in	Proceeds of	foreign	June 30,	gain on
	2025	additions	fair value	disposition	exchange	2025	disposal
G Mining Ventures	$133.8	$—	$85.9	$—	$12.6	$232.3	$—
Discovery	—	49.4	116.7	—	6.1	172.2	—
LIORC	127.3	—	(2.7)	—	7.1	131.7	—
Other	63.7	5.8	7.5	(25.6)	2.8	54.2	10.9
	$324.8	$55.2	$207.4	$(25.6)	$28.6	$590.4	$10.9

Schedule of changes in equity investments at FVTOCI and accumulated other comprehensive income

	For the six months ended		For the six months ended
	June 30, 2026		June 30, 2025
		Accumulated other
	Equity investments	comprehensive	Equity investments	Accumulated other
	at FVTOCI	income	at FVTOCI	comprehensive loss
Balance at January 1	$1,105.3	$430.5	$324.8	$(282.0)

Changes in fair value of equity investments at FVTOCI:
Held during the year	58.0	58.0	199.6	199.6
Disposed during the year	6.6	6.6	7.8	7.8
Income tax expense	-	(8.5)	—	(27.4)
Gain on changes in fair value of equity investments at FVTOCI	64.6	56.1	207.4	180.0

Additions	80.2	—	55.2	—
Disposals	(41.8)	—	(25.6)	—
Transfers within equity following disposal	—	(11.7)	—	(9.5)
Impact of foreign exchange	(42.8)	—	28.6	—
Currency translation adjustment	-	(115.1)	—	98.4
Balance at June 30	$1,165.5	$359.8	$590.4	$(13.1)